Cash and Cash Equivalents - Summary of Components of Cash flows from loss of control of subsidiaries or other businesses (Details) - CLP ($) $ in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net		$ 1,234,493,876
Enel X Way Chile S.p.A. [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	$ 11,358,338	11,358,338
Enel Transmisin Chile S.A. [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net		1,228,616,013
Enel X AMPCI Ebus Chile SpA [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net		2,001,407
Enel Transmisin Chile S.A., Not Part of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net		$ (7,481,882)